INVESTMENT CONTRACT WITH INSURANCE COMPANY (Details) - EBP 002	3 Months Ended				12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Interest Rate	2.30%	2.30%	2.30%	2.30%		2.30%
Minimum
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Interest Rate					1.00%